INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

The following table summarizes the Company’s intangible assets, net:

	Gross
	Carrying	Accumulated
At December 31, 2021	Amount	Amortization	Net
	$	$	$
Technical know-how	1,577	(1,562)	15
Computer software	39,059	(20,082)	18,977
Total intangible assets, net	40,636	(21,644)	18,992

	Gross
	Carrying	Accumulated
At December 31, 2020	Amount	Amortization	Net
	$	$	$
Technical know-how	1,543	(1,525)	18
Computer software	41,085	(18,674)	22,411
Total intangible assets, net	42,628	(20,199)	22,429

Amortization expense for the years ended December 31, 2019, 2020 and 2021 were $5,310, $5,122 and $4,601, respectively.

Amortization expenses of the above intangible assets are expected to be approximately $4,409, $3,228, $2,691, $2,198, $2,052 and $4,414 for the years ending December 31, 2022, 2023, 2024, 2025, 2026 and thereafter, respectively.